Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2017
Registrant Name	dei_EntityRegistrantName	Oppenheimer ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001384032
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 26, 2017
Document Effective Date	dei_DocumentEffectiveDate	Oct. 27, 2017
Prospectus Date	rr_ProspectusDate	Oct. 27, 2017